Leases (Future minimum lease payments under non-cancellable operating leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter
2021	$ 6
2022	6
2023	6
2024	5
2025	4
Thereafter	112
Minimum lease payments, Total	139
Less imputed interest	(76)
Total	$ 63	$ 66